Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net loss before income taxes	$ (2,219,468)	$ (4,459,789)
United States federal statutory income tax rate of 21%	$ (466,088)	(936,555)
United States federal statutory tax rate, percent	21.00%
State income tax benefit, net of federal benefit	$ (58,470)	(8,418)
Arkansas tax benefit, net of federal tax benefit, percent	2.60%
Deferred state income taxes, no federal benefit	$ (172,158)
Deferred state income taxes, no federal benefit, percent	7.80%
Permanent differences, net		583,678
Valuation allowance charges affecting the provision for income taxes	$ 1,476,893	44,277,923
Changes in valuation allowance, percent	(66.50%)
Change in fair market value of warrant liability	$ (277,383)
Change in fair market value of warrant liability, percent	12.50%
Gain on extinguishment of forward purchase derivative and exchange of debt	$ (700,605)
Gain on extinguishment of forward purchase derivative and exchange of debt, percent	31.60%
Costs incurred to secure financing	$ 168,000
Costs incurred to secure financing, percent	(7.60%)
Other	$ (52,114)	(56,942)
Other, percent	2.40%
Prior year true up of deferred taxes	$ 23,455
Prior year true up of deferred taxes, percent	(1.00%)
Income tax (benefit) expense	$ (58,470)	$ 43,859,686
Prior year true up of deferred taxes, percent	2.60%